Share-based payments - Details grants Rapidfit (Details) - Rapidfit+ plan	1 Months Ended	12 Months Ended
	Jan. 31, 2014 shares	Dec. 31, 2024 shares	Dec. 31, 2023 Option	Dec. 31, 2022 Option
Share-based payment plans
Outstanding at beginning of period			33	186
Granted | shares	199
Forfeited / Cancelled			(33)	(153)
Outstanding at end of period		0		33
Exercisable at the end of period				33